Fixed Assets and Equipment on Lease - Schedule of Fixed Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated depreciation	$ (116,770)	$ (84,261)	$ (65,404)
Fixed assets, net	247,740	268,981	139,823
Furniture and Equipment [Member]
Fixed assets, gross	2,370	2,342
Computer Equipment [Member]
Fixed assets, gross	31,031	28,804	27,025
Vehicles [Member]
Fixed assets, gross	28,528	19,619
Right-of-Use Assets [Member]
Fixed assets, gross	$ 302,581	$ 302,477	$ 178,202